Going Concern (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 17, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Borrowings		$ 178,972	$ 281,519
Current borrowings repayable in fiscal 2021		$ 117,097
Explanation of period over which management has projected cash flows		The growth rates used in the value in use calculation reflect those inherent within the Company's internal forecast, which is primarily a function of the future assumptions, past performance and management's expectation of future developments through fiscal 2024.
Impairment loss		$ (431,200)	(423,335)
Loss for the year		(491,704)	$ (410,453)	$ (9,745)
Cash received as consideration in a business combination		35,000
Impairment charge		103,109
Agreement and Plan of Merger | STX Filmworks, Inc.
Statement Line Items [Line Items]
Contingent consideration recognised as of business combination	$ 125,000
Contingent consideration arrangements	As the result of this merger, (i) new investors and existing STX equity investors are expected to contribute incremental equity financing of $125,000 (of which $35,000 is received as on the date of issuance of the financial statements] and (ii) a line of undrawn credit facility totalling to ~$ 100,000 from a large financial institution with a moratorium of 5 years will be available to the combined company.
Intangible Assets - Trademark
Statement Line Items [Line Items]
Goodwill and intangible assets		17,800
Intangible Assets - Content
Statement Line Items [Line Items]
Goodwill and intangible assets		$ 405,535